As filed with the Securities and Exchange Commission
                               on December 16, 1998
                       Registration No. 33-67148; 811-7948

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                     Post-Effective Amendment No. 15                     [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                             Amendment No. 18                            [X]

                        (Check appropriate box or boxes)
                             ------------------------

                             THE GRIFFIN FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              5000 Rivergrade Road
                           Irwindale, California 91706
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------

        Registrant's Telephone Number, including Area Code: (800) 333-4437
                               William A. Hawkins
                              5000 Rivergrade Road
                           Irwindale, California 91706
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant            [X] on December 23, 1998
    to Rule 485(b)                                  pursuant to Rule 485(b), or

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.001 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on December 19, 1997 the notice required by Rule 24f-2 for its fiscal year ended September 30, 1997.

                                EXPLANATORY NOTE

            This Post-Effective Amendment No. 15 to the Registration Statement of The Griffin Funds, Inc. (the "Company") hereby incorporates by reference all the information set forth in Parts A, B and C of Post-Effective Amendment No. 14 under the Investment Company Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, which was filed on November 25, 1998.
   The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 14.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irwindale, State of California on the 16th day of December, 1998.

                                           THE GRIFFIN FUNDS, INC.

                                           By:  /s/ William A. Hawkins
                                                  William A. Hawkins
                                                  President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE


 /s/ William A. Hawkins         Director, Executive        December 16, 1998
William A. Hawkins        Officer, Principal Financial
                              Officer and Principal
                               Accounting Officer

                *                  Director                December 16, 1998
----------------------------------
Herschel Cardin

                *                  Director                December 16, 1998
----------------------------------
Vincent F. Coviello

                **                 Director                December 16, 1998
---------------------------------
Carrol R. McGinnis

                *                  Director                December 16, 1998
----------------------------------
Morton O. Schapiro

By:  /s/ William A. Hawkins
      William A. Hawkins
      Attorney-in-Fact

-----------------------
* Executed pursuant to powers of attorney filed as exhibits to Post-Effective Amendment No. 1 on April 25, 1994 and incorporated herein by reference.
** Executed pursuant to a power of attorney filed as an exhibit to Post-Effective Amendment No. 10 on October 10, 1996 and incorporated by reference herein.